Offerings - Offering: 1	Nov. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $ 0.00001 per share
Amount Registered | shares	2,666,667
Proposed Maximum Offering Price per Unit | $ / shares	10.4175
Maximum Aggregate Offering Price	$ 27,780,003.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,836.42
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock as may be issuable with respect to the shares being issued hereunder as a result of a stock split, stock dividend, capitalization or similar event.
(2)	Estimated pursuant to Rule 457(c) under the Securities Act solely for purposes of calculating the amount of the registration fee, based on the average of the high and low prices of the registrant’s common stock as reported on the Nasdaq Capital Market as of November 24, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).